SEGMENT INFORMATION SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
The Partnership's operations are organized into two reportable segments, Transportation and Terminaling; and Storage. Operations that are not included in the Transportation and Terminaling and Storage segments are included in Corporate. Intersegment transactions are eliminated in the consolidated financial statements and are included in Eliminations.
Prior to the acquisition of the Delaware City Products Pipeline and Truck Rack, the Transportation and Terminaling segment was referred to as the Terminaling segment.
Our Transportation and Terminaling segment consists of the following assets:
•the DCR Rail Terminal, which serves PBF Energy’s Delaware City and Paulsboro refineries and has an unloading capacity of 130,000 bpd;
•the DCR West Rack, which serves PBF Energy’s Delaware City refinery with total throughput capacity of at least 40,000 bpd;
•the Toledo Truck Terminal, which serves PBF Energy’s Toledo refinery, comprised of six LACT units and has unloading capacity of 22,500 bpd;
•a propane truck loading facility, located within the Toledo Storage Facility, which is part of PBF Energy's Toledo, Ohio refinery, with a throughput capacity of approximately 11,000 barrels bpd;
•the Delaware City Products Pipeline, which consists of a23.4 mile, 16-inch interstate petroleum products pipeline with capacity in excess of 125,000 bpd located at DCR; and
•the Delaware City Truck Rack, which consists of a 15-lane, 76,000 bpd capacity truck loading rack utilized to distribute gasoline, distillates and LPGs.
Our Storage segment consists of the following asset:
•the Toledo Storage Facility, excluding the propane truck loading facility, which services the Toledo refinery and consists of 30 tanks for storing crude oil, refined products and intermediates. The aggregate capacity of the Toledo Storage Facility is approximately 3.9 million barrels, of which 1.3 million barrels are dedicated to crude oil storage and 2.6 million barrels are allocated to refined products and intermediates.
Revenues are generated from commercial agreements entered into with PBF Holding under which PBF Holding pays the Partnership fees for transportation, terminaling and storage of crude oil and refined products. The commercial agreements with PBF Holding are described in Note 9 of the Condensed Consolidated Financial Statements in this Form 10-Q. The Partnership does not have any foreign operations.
The operating segments adhere to the accounting polices used for the consolidated financial statements, as described in Note 2 of the Consolidated Financial Statements in the Partnership's Annual Report on Form 10-K for the year ended December 31, 2014. The Partnership's operating segments are strategic business units that offer different services in different geographical locations. PBFX has evaluated the performance of each operating segment based on its respective operating income. Certain general and administrative expenses and interest and financing costs are included in Corporate as they are not directly attributable to a specific operating segment. Identifiable assets are those used by the operating segment, whereas assets included in Corporate are principally cash, deposits and other assets that are not associated with a specific operating segment.

	Three Months Ended June 30, 2015
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Revenues	$29,642	$5,226	$—	$34,868
Depreciation and amortization expense	993	644	—	1,637
Income (loss) from operations	25,620	2,843	(3,729)	24,734
Interest expense, net and amortization of loan fees	—	—	4,930	4,930
Capital expenditures	144	—	—	144

	Three Months Ended June 30, 2014
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Revenues	$10,168	$—	$—	$10,168
Depreciation and amortization expense	471	397	—	868
Income (loss) from operations	6,723	(2,240)	(1,609)	2,874
Interest expense, net and amortization of loan fees	—	—	358	358
Capital expenditures	12,482	4,191	—	16,673

	Six Months Ended June 30, 2015
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Revenues	$56,962	$10,751	$—	$67,713
Depreciation and amortization expense	1,984	1,286	—	3,270
Income (loss) from operations	45,422	5,819	(6,791)	44,450
Interest expense, net and amortization of loan fees	—	—	6,885	6,885
Capital expenditures	220	—	—	220

	Six Months Ended June 30, 2014
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Revenues	$12,350	$—	$—	$12,350
Depreciation and amortization expense	947	782	—	1,729
Income (loss) from operations	5,662	(4,706)	(2,406)	(1,450)
Interest expense, net and amortization of loan fees	—	—	356	356
Capital expenditures	20,493	5,626	—	26,119

	Balance at June 30, 2015
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$112,164	$54,296	$251,306	$417,766

	Balance at December 31, 2014
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$105,631	$53,038	$251,472	$410,141